COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Financial Commitments	The Company had the following financial commitments, represented by rental lease agreements, as of June 30, 2015:
Year ending December 31,
2015	$7,396
2016	13,066
2017	13,400
2018	6,761
Total	40,622

The Company had the following financial commitments, represented by rental lease agreements, as of December 31, 2014:

Year ending December 31,
2015	$33,157
2016	20,688
2017	20,688
2018	20,688
2019	20,688
$115,909